Common stock (Granted employee and nonemployee options) (Details) (USD $)	0 Months Ended																6 Months Ended	12 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options Granted	27,500	370,470	41,161	57,239	112,239	83,241	200,000	71,326	45,696	420,404	363,415	314,472	144,331	18,913	99,999	18,246	496,370	1,364,237
Option Exercise Price	$ 26.79	$ 24.15	$ 16.00	$ 12.42	$ 11.10	$ 11.10	$ 11.10	$ 11.10	$ 5.04	$ 5.04	$ 4.68	$ 2.16	$ 2.22	$ 2.04	$ 1.62	$ 1.62	$ 22.27	$ 7.32
Fair Value of Common Stock per Share	$ 26.79	$ 24.15	$ 16.00	$ 12.42	$ 11.10	$ 11.10	$ 11.10	$ 11.10	$ 11.10	$ 5.04	$ 4.68	$ 2.16	$ 2.22	$ 2.04	$ 1.62	$ 1.62	$ 9.87	$ 3.30	$ 0.96	$ 0.36